Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	$ (305.3)
PERIOD CHANGE TAX EFFECT	5.2	(60.0)	(64.7)
ENDING BALANCE (NET OF TAX)	(345.6)	(305.3)
Year 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(305.3)
PERIOD CHANGE BEFORE TAX AMOUNT	(45.5)
PERIOD CHANGE TAX EFFECT	5.2
ENDING BALANCE (NET OF TAX)	(345.6)
Year 2011 | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(21.2)
PERIOD CHANGE BEFORE TAX AMOUNT	10.2
PERIOD CHANGE TAX EFFECT	(3.6)
ENDING BALANCE (NET OF TAX)	(14.6)
Year 2011 | Other Unrealized Gains (Losses) on Securities Available for Sale, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	7.7
PERIOD CHANGE BEFORE TAX AMOUNT	61.6
PERIOD CHANGE TAX EFFECT	(23.4)
ENDING BALANCE (NET OF TAX)	45.9
Year 2011 | Reclassification Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT	13.5
PERIOD CHANGE TAX EFFECT	(5.0)
ENDING BALANCE (NET OF TAX)	8.5
Year 2011 | Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(13.5)
PERIOD CHANGE BEFORE TAX AMOUNT	85.3
PERIOD CHANGE TAX EFFECT	(32.0)
ENDING BALANCE (NET OF TAX)	39.8
Year 2011 | Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	11.4
PERIOD CHANGE BEFORE TAX AMOUNT	(23.6)
PERIOD CHANGE TAX EFFECT	8.8
ENDING BALANCE (NET OF TAX)	(3.4)
Year 2011 | Reclassification Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT	(5.6)
PERIOD CHANGE TAX EFFECT	2.0
ENDING BALANCE (NET OF TAX)	(3.6)
Year 2011 | Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	11.4
PERIOD CHANGE BEFORE TAX AMOUNT	(29.2)
PERIOD CHANGE TAX EFFECT	10.8
ENDING BALANCE (NET OF TAX)	(7.0)
Year 2011 | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(7.0)
PERIOD CHANGE BEFORE TAX AMOUNT	18.7
PERIOD CHANGE TAX EFFECT	(21.2)
ENDING BALANCE (NET OF TAX)	(9.5)
Year 2011 | Net Actuarial (Loss) Gain
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(299.5)
PERIOD CHANGE BEFORE TAX AMOUNT	(158.2)
PERIOD CHANGE TAX EFFECT	61.3
ENDING BALANCE (NET OF TAX)	(396.4)
Year 2011 | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	3.3
PERIOD CHANGE BEFORE TAX AMOUNT	7.7
PERIOD CHANGE TAX EFFECT	(2.9)
ENDING BALANCE (NET OF TAX)	8.1
Year 2011 | Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT	30.2
PERIOD CHANGE TAX EFFECT	(10.8)
ENDING BALANCE (NET OF TAX)	19.4
Year 2011 | Total Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)	(296.2)
PERIOD CHANGE BEFORE TAX AMOUNT	(120.3)
PERIOD CHANGE TAX EFFECT	47.6
ENDING BALANCE (NET OF TAX)	(368.9)
Year 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(361.6)
PERIOD CHANGE BEFORE TAX AMOUNT		116.3
PERIOD CHANGE TAX EFFECT		(60.0)
ENDING BALANCE (NET OF TAX)		(305.3)
Year 2010 | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(42.0)
PERIOD CHANGE BEFORE TAX AMOUNT		33.0
PERIOD CHANGE TAX EFFECT		(12.2)
ENDING BALANCE (NET OF TAX)		(21.2)
Year 2010 | Other Unrealized Gains (Losses) on Securities Available for Sale, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		0.3
PERIOD CHANGE BEFORE TAX AMOUNT		(8.8)
PERIOD CHANGE TAX EFFECT		3.4
ENDING BALANCE (NET OF TAX)		(5.1)
Year 2010 | Reclassification Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT		20.2
PERIOD CHANGE TAX EFFECT		(7.4)
ENDING BALANCE (NET OF TAX)		12.8
Year 2010 | Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(41.7)
PERIOD CHANGE BEFORE TAX AMOUNT		44.4
PERIOD CHANGE TAX EFFECT		(16.2)
ENDING BALANCE (NET OF TAX)		(13.5)
Year 2010 | Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(26.2)
PERIOD CHANGE BEFORE TAX AMOUNT		46.7
PERIOD CHANGE TAX EFFECT		(17.1)
ENDING BALANCE (NET OF TAX)		3.4
Year 2010 | Reclassification Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT		12.6
PERIOD CHANGE TAX EFFECT		(4.6)
ENDING BALANCE (NET OF TAX)		8.0
Year 2010 | Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(26.2)
PERIOD CHANGE BEFORE TAX AMOUNT		59.3
PERIOD CHANGE TAX EFFECT		(21.7)
ENDING BALANCE (NET OF TAX)		11.4
Year 2010 | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		11.3
PERIOD CHANGE BEFORE TAX AMOUNT		4.0
PERIOD CHANGE TAX EFFECT		(22.3)
ENDING BALANCE (NET OF TAX)		(7.0)
Year 2010 | Net Actuarial (Loss) Gain
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(310.5)
PERIOD CHANGE BEFORE TAX AMOUNT		(16.4)
PERIOD CHANGE TAX EFFECT		9.3
ENDING BALANCE (NET OF TAX)		(317.6)
Year 2010 | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
ENDING BALANCE (NET OF TAX)		5.5	5.5
Year 2010 | Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT		25.0
PERIOD CHANGE TAX EFFECT		(9.1)
ENDING BALANCE (NET OF TAX)		15.9
Year 2010 | Total Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)		(305.0)
PERIOD CHANGE BEFORE TAX AMOUNT		8.6
PERIOD CHANGE TAX EFFECT		0.2
ENDING BALANCE (NET OF TAX)		(296.2)
Year 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(494.9)
PERIOD CHANGE BEFORE TAX AMOUNT			198.0
PERIOD CHANGE TAX EFFECT			(64.7)
ENDING BALANCE (NET OF TAX)			(361.6)
Year 2009 | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			(66.4)
PERIOD CHANGE TAX EFFECT			24.4
ENDING BALANCE (NET OF TAX)			(42.0)
Year 2009 | Other Unrealized Gains (Losses) on Securities Available for Sale, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(212.9)
PERIOD CHANGE BEFORE TAX AMOUNT			374.7
PERIOD CHANGE TAX EFFECT			(137.5)
ENDING BALANCE (NET OF TAX)			24.3
Year 2009 | Reclassification Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			(22.9)
PERIOD CHANGE TAX EFFECT			8.4
ENDING BALANCE (NET OF TAX)			(14.5)
Year 2009 | Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(212.9)
PERIOD CHANGE BEFORE TAX AMOUNT			270.4
PERIOD CHANGE TAX EFFECT			(99.2)
ENDING BALANCE (NET OF TAX)			(41.7)
Year 2009 | Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(20.7)
PERIOD CHANGE BEFORE TAX AMOUNT			8.2
PERIOD CHANGE TAX EFFECT			(3.0)
ENDING BALANCE (NET OF TAX)			(15.5)
Year 2009 | Reclassification Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			(16.9)
PERIOD CHANGE TAX EFFECT			6.2
ENDING BALANCE (NET OF TAX)			(10.7)
Year 2009 | Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(20.7)
PERIOD CHANGE BEFORE TAX AMOUNT			(8.7)
PERIOD CHANGE TAX EFFECT			3.2
ENDING BALANCE (NET OF TAX)			(26.2)
Year 2009 | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			12.8
PERIOD CHANGE BEFORE TAX AMOUNT			(38.1)
PERIOD CHANGE TAX EFFECT			36.6
ENDING BALANCE (NET OF TAX)			11.3
Year 2009 | Net Actuarial (Loss) Gain
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(266.5)
PERIOD CHANGE BEFORE TAX AMOUNT			(64.0)
PERIOD CHANGE TAX EFFECT			8.8
ENDING BALANCE (NET OF TAX)			(321.7)
Year 2009 | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(6.4)
PERIOD CHANGE BEFORE TAX AMOUNT			17.6
PERIOD CHANGE TAX EFFECT			(6.4)
ENDING BALANCE (NET OF TAX)			4.8
Year 2009 | Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			19.4
PERIOD CHANGE TAX EFFECT			(7.2)
ENDING BALANCE (NET OF TAX)			12.2
Year 2009 | Total Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(274.1)
PERIOD CHANGE BEFORE TAX AMOUNT			(25.6)
PERIOD CHANGE TAX EFFECT			(5.3)
ENDING BALANCE (NET OF TAX)			(305.0)
Year 2009 | Cumulative Effect of Applying FSP FAS 115-2 (ASC 320-10)
Accumulated Other Comprehensive Income (Loss) [Line Items]
PERIOD CHANGE BEFORE TAX AMOUNT			(15.0)
PERIOD CHANGE TAX EFFECT			5.5
ENDING BALANCE (NET OF TAX)			(9.5)
Year 2009 | Transition Obligation
Accumulated Other Comprehensive Income (Loss) [Line Items]
BEGINNING BALANCE (NET OF TAX)			(1.2)
PERIOD CHANGE BEFORE TAX AMOUNT			1.4
PERIOD CHANGE TAX EFFECT			(0.5)
ENDING BALANCE (NET OF TAX)			$ (0.3)